UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.8%

	Shares	Value
AUSTRALIA — 8.2%
Australia & New Zealand Banking Group	155,000	$3,376,153
CSL	60,000	8,769,598
Newcrest Mining	250,000	4,019,938

		16,165,689

FRANCE — 13.0%
Airbus	42,000	5,209,089
AXA	185,000	4,675,543
BNP Paribas	48,000	3,126,577
Capgemini	35,000	4,496,525
Faurecia	87,000	5,918,353
TechnipFMC	64,000	2,072,029

		25,498,116

GERMANY — 4.0%
Allianz	27,000	5,975,218
Bayerische Motoren Werke	20,000	1,935,039

		7,910,257

HONG KONG — 3.3%
China Eastern Airlines, Cl H (A)	5,000,000	3,115,781
New World Development	2,400,000	3,419,330

		6,535,111

ISRAEL — 2.3%
Teva Pharmaceutical Industries ADR	183,000	4,381,020

ITALY — 5.6%
Intesa Sanpaolo	1,700,000	5,239,276
Tenaris	310,000	5,669,272

		10,908,548

JAPAN — 20.7%
Astellas Pharma	292,000	4,741,022
Daiwa House Industry	122,000	4,433,590
Denso	86,000	4,228,551
East Japan Railway	40,000	3,730,570
KDDI	110,000	3,059,050
Komatsu	160,000	4,683,938
Kubota	310,000	5,177,282
Kuraray	270,000	3,798,910
Mitsubishi UFJ Financial Group	750,000	4,618,992
Seven & I Holdings	55,000	2,238,029

		40,709,934

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
NORWAY — 1.6%
Equinor ADR (A)	120,000	$3,175,200

SINGAPORE — 2.0%
DBS Group Holdings	200,000	3,930,067

SPAIN — 3.7%
Banco Santander	500,000	2,819,542
Industria de Diseno Textil	82,500	2,707,656
Red Electrica	84,000	1,782,884

		7,310,082

SWEDEN — 4.3%
Nordea Bank	260,000	2,767,321
Volvo, Cl B	320,000	5,614,035

		8,381,356

SWITZERLAND — 6.6%
ABB *	146,000	3,349,151
LafargeHolcim	77,000	3,938,667
Novartis	23,000	1,933,859
Zurich Insurance Group	12,000	3,693,333

		12,915,010

TAIWAN — 4.0%
Hon Hai Precision Industry	840,840	2,301,640
Taiwan Semiconductor Manufacturing ADR	135,000	5,563,350

		7,864,990

UNITED KINGDOM — 14.9%
Diageo	200,000	7,351,051
Glencore	1,540,000	6,757,221
Royal Dutch Shell, Cl B	97,987	3,433,800
RPC Group	370,000	3,954,613
Standard Chartered	450,000	4,061,180
Vodafone Group ADR	80,000	1,964,000
WPP	115,000	1,798,148

		29,320,013

UNITED STATES — 0.6%
Kennedy-Wilson Holdings	53,955	1,127,659

TOTAL COMMON STOCK (Cost $117,842,928)		186,133,052

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2018
(Unaudited)

SHORT-TERM INVESTMENT(B)(C) — 3.3%

	Shares	Value
BlackRock FedFund Institutional, 1.80% (Cost $6,506,729)	6,506,729	$6,506,729

TOTAL INVESTMENTS — 98.1% (Cost $124,349,657)		$192,639,781

Percentages are based on Net Assets of $196,411,508.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $6,290,981.
(B)	Rate shown is the 7-day effective yield as of July 31, 2018.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2018 was $6,506,729.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018 there were no transfers between Level 1 and Level 2 assets. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CSM-QH-001-3000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018